Equity Capital Structure and Equity Incentive Plan	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Equity Capital Structure and Equity Incentive Plan

9. Equity Capital Structure and Equity Incentive Plan:

The Company’s authorized common and preferred stock consists of 450,000,000 common shares, 50,000,000 preferred shares of which 1,000,000 are authorized as Series A Convertible Preferred Shares. As of December 31, 2023 and 2024, the Company had a total of 10,542,547 common shares and 10,553,399 common shares issued and outstanding, respectively, and 403,631 and nil Series A Convertible Preferred Shares issued and outstanding, respectively, each with a par value of USD 0.001 per share.

On October 13, 2020, the Company announced the closing of its offering of 200,000 Units at an offering price of $25.00 per Unit (the “Offering”). Each Unit was immediately separable into one 7.75% Series A Convertible Preferred Shares and eight (8) detachable Warrants, each warrant exercisable for one common share, for a total of up to 1,600,000 common shares of the Company. Each Warrant will entitle the holder to purchase one common share at an initial exercise price of $5.60 per share at any time prior to October 13, 2025 or, in case of absence of an effective registration statement, to exchange those cashless based on a formula. Any Warrants that remain unexercised on October 13, 2025, shall be automatically exercised by way of a cashless exercise on that date.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2023 and 2024

(Expressed in thousands of U.S. dollars, except for share and per share data)

9. Equity Capital Structure and Equity Incentive Plan: - Continued:

On October 13, 2020, the Company had granted the underwriter a 45-day option to purchase up to 30,000 additional Series A Convertible Preferred Shares and/or 240,000 additional Warrants. The purchase price to be paid by the Underwriters per optional preferred share was $23.051 and the purchase price per optional Warrant was $0.00925. On the same day, the underwriter partially exercised its overallotment option for 135,040 Warrants for gross proceeds of $1. The Company considered that the overallotment option was a freestanding financial instrument but did not meet the derivative definition criteria and did not require bifurcation. The Warrants are also subject to customary adjustment provisions, such as for stock dividends, subdivisions and combinations and certain fundamental transactions such as those in which the Company directly or indirectly, in one or more related transactions effect any merger or consolidation of the Company with or into another entity, or the Company effects any sale, lease, license, assignment, transfer, conveyance or other disposition of all or substantially all of its assets in one or a series of related transactions. The Company determined that the Warrants are indexed to its own stock and meet all the conditions for equity classification.

Until redemption during 2024, the Series A Convertible Preferred Shares were listed on the Nasdaq Capital Market under the symbols “PXSAP”.

Each Series A Convertible Preferred Share were convertible into common shares at an initial conversion price of $5.60 per common share, or 4.46 common shares, at any time at the option of the holder, subject to certain customary adjustments.

If the trading price of Pyxis Tankers’ common stock equaled or exceeded $9.52 per share for at least 20 days in any 30 consecutive trading day period ending 5 days prior to notice, the Company can call, in whole or in part, for mandatory conversion of the Series A Convertible Preferred Shares. The holders, however, will be prohibited from converting the Series A Convertible Preferred Shares into common shares to the extent that, as a result of such conversion, the holder would own more than 9.99% of the total number common shares then issued and outstanding, unless a 61-day notice is delivered to the Company. The conversion price was subject to customary anti-dilution and other adjustments relating to the issuance of common shares as a dividend or the subdivision, combination, or reclassification of common shares into a greater or lesser number of common shares.

Beginning on October 13, 2023, the Company may, at its option, redeem the Series A Convertible Preferred Shares, in whole or in part, by paying $25.00 per share, plus any accrued and unpaid dividends to the date of redemption.

If the Company liquidates, dissolves or winds up, holders of the Series A Convertible Preferred Shares will have the right to receive $25.00 per share, plus all accumulated, accrued and unpaid dividends (whether or not earned or declared) to and including the date of payment, before any payments are made to the holders of the Company’s common shares or to the holders of equity securities the terms of which provide that such equity securities will rank junior to the Series A Convertible Preferred Shares. The rights of holders of Series A Convertible Preferred Shares to receive their liquidation preference also will be subject to the proportionate rights of any other class or series of our capital stock ranking in parity with the Series A Convertible Preferred Shares as to liquidation.

The Series A Convertible Preferred Shares are not redeemable for a period of three years from issuance, except upon change of control. In the case of a change of control that is pre-approved by the Company’s Board of Directors, holders of Series A Convertible Preferred Shares have the option to (i) demand that the Company redeem the Series A Convertible Preferred Shares at (a) $26.63 per Series A Convertible Preferred Share from the date of issuance until October 13, 2021, (b) $25.81 per Series A Convertible Preferred Share from October 13, 2021 until October 13, 2022 and (c) $25.00 after October 13, 2022, or (ii) continue to hold the Series A Convertible Preferred Shares. Upon a change of control, the holders also have the option to convert some or all of the Series A Convertible Preferred Shares, together with any accrued or unpaid dividends, into shares of common stock at the conversion rate. Change of Control means that (i) Mr. Valentios Valentis and his affiliates cease to own at least 20% of the voting securities of the Company, or (ii) a person or group acquires at least 50% voting control of the Company, and in the case of each of either (i) or (ii), neither the Company nor any surviving entity has its common stock listed on a recognized U.S. exchange.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2023 and 2024

(Expressed in thousands of U.S. dollars, except for share and per share data)

9. Equity Capital Structure and Equity Incentive Plan: - Continued:

The Series A Convertible Preferred Shares did not generate a beneficial conversion feature (BCF) upon issuance as the fair value of the Company’s common shares was lower than the conversion price. The Series A Convertible Preferred Shares did not meet the criteria for mandatorily redeemable financial instruments. Additionally, the Company determined that the nature of the Series A Convertible Preferred Shares was more akin to an equity instrument and that the economic characteristics and risks of the embedded conversion options were clearly and closely related to the Series A Convertible Preferred Shares. As such, the conversion options were not required to be bifurcated from the equity host under ASC 815, Derivatives and Hedging. The Company also determined that the redemption call option did meet the definition of a derivative but is eligible for exception from derivative accounting and thus no bifurcation of the feature was performed. The Series A Convertible Preferred Shares will not vote with the common shares, however, if dividends on the Series A Convertible Preferred Shares are in arrears for eighteen (18) or more consecutive or non-consecutive monthly dividends, the holders of the Series A Convertible Preferred Shares, voting as a single class, shall be entitled to vote for the election of one additional director to serve on the Board of Directors until the next annual meeting of shareholders following the date on which all dividends that are owed and are in arrears have been paid. In addition, unless the Company has received the affirmative vote or consent of the holders of at least 66.67% of the then outstanding Series A Convertible Preferred Shares, voting as a single class, the Company may not create or issue any class or series of capital stock ranking senior to the Series A Convertible Preferred Shares with respect to dividends or distributions.

Dividends on the Series A Convertible Preferred Shares are cumulative from and including the date of original issuance in the amount of $1.9375 per share each year, which is equivalent to 7.75% of the $25.00 liquidation preference per share. Dividends on the Series A Convertible Preferred Shares are paid monthly in arrears starting November 20, 2020, to the extent declared by the board of directors of the Company.

The Company also agreed to issue and sell to designees of the underwriter as compensation, two separate types of Underwriter’s Warrants for an aggregate purchase price of $100 (absolute amount). The warrants were issued pursuant to an Underwriting Agreement dated October 8, 2020. The first type of the Underwriter’s Warrants is a warrant for the purchase of an aggregate of 2,000 Series A Convertible Preferred Shares at an exercise price of $24.92 and the second type is a warrant for the purchase of an aggregate of 4,000 Warrants at an exercise price of $0.01, at any time on or after April 6, 2021 and prior to October 8, 2025 (the “Termination Date”). On exercise, each Underwriter Warrant allows the holder to purchase one Series A Convertible Preferred Share or one Warrant to purchase one common share of the Company at $5.60 or, in case of absence of an effective registration statement, to exchange those cashless based on a formula set in the Underwriting Agreement. Any Underwriter’s Warrants that remain unexercised on the Termination Date shall be automatically exercised by way of a cashless exercise on that date. The Underwriter’s Warrants are also subject to customary adjustment provisions similar to the detachable Warrants discussed above. The Company has accounted for Underwriter’s Warrants in accordance with ASC 718-Compensation-Stock Compensation, classified within stockholders’ equity.

The Company received gross proceeds of $5.0 million from the Offering, prior to deducting underwriting discounts and offering expenses. The net proceeds from the Offering of $4.3 million were used for general corporate purposes, including working capital and the repayment of debt.

On July 16, 2021, the Company completed a follow-on public offering of 308,487 shares of 7.75% Series A Convertible Preferred Shares of $25 liquidation preference per share, which trade on the Nasdaq Capital Market under the symbol “PXSAP”, at a purchase price of $20.00 per share. These shares formed a single series with and have the same terms and conditions as the Series A Convertible Preferred Shares issued on October 13, 2020, discussed above. Pyxis received gross proceeds of $6,170 from the follow-on offering, prior to deducting underwriting discounts and offering expenses or $5,563 after offering expenses. The Company agreed to issue to the representative of the underwriter warrants to purchase 2,683 shares of Series A Preferred Shares. The Warrants will be exercisable at a per share exercise price of $25.00 and are exercisable at any time and from time to time, in whole or in part, during the four and one-half year period commencing 180 days from the commencement of sales of the securities issued in this offering.

During 2022, an aggregate of 200 of Series A Convertible Preferred Shares were converted into 895 registered common shares of the Company while no Warrants were exercised. At December 31, 2022, the Company had 449,473 outstanding Series A Convertible Preferred Shares and 1,590,540 Warrants (exclusive of 4,683 underwriter’s Warrants to purchase 4,683 Series A Convertible Preferred Shares and 4,000 underwriter’s warrant to purchase 4,000 common shares which remained outstanding as of December 31, 2022).

During 2023, an aggregate of 45,842 of Series A Convertible Preferred Shares were converted into 204,819 registered common shares of the Company while no Warrants were exercised. At December 31, 2023, the Company had 403,631 outstanding Series A Convertible Preferred Shares and 1,591,062 Warrants (exclusive of 4,683 underwriter’s Warrants to purchase 4,683 Series A Convertible Preferred Shares and 3,460 underwriter’s warrant to purchase 3,460 common shares which remained outstanding as of December 31, 2023). During 2024, an aggregate of 460 of Series A Convertible Preferred Shares were converted into 2,053 registered common shares of the Company while no Warrants were exercised.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2023 and 2024

(Expressed in thousands of U.S. dollars, except for share and per share data)

9. Equity Capital Structure and Equity Incentive Plan: - Continued:

On June 20, 2024, the Company paid $2,500 for the redemption of 100,000 shares of our Series A Cumulative Convertible Preferred Stock. Upon this redemption, 100,000 PXSAP shares were cancelled by the Company.

On October 20, 2024, further, the Company fully redeemed all the outstanding shares of its Preferred Shares for $7.6 million. Upon these redemptions, all the outstanding PXSAP shares were cancelled by the Company and cash dividends in respect of these shares were no longer payable. As the fair value of the PXSAP redemption was greater than the carrying amount, a retained earnings reduction of $2.68 million was recognized as deemed dividend to the preferential shareholders the full PXSAP redemption. The Company’s obligation to pay dividends in respect of these shares ceased.

During the fourth quarter of 2024, non-tradable underwriter’s Warrants of 1,474 exercised resulting the issuance of 1,403 warrants to purchase 1,403 common shares.

At December 31, 2024, the Company had 1,592,465 Warrants (excluding non-tradeable underwriter’s common stock purchase warrants to purchase 109,129 common shares of which 107,143 and 1,986 underwriter’s warrant have exercise prices of $8.75 and $5.60, respectively and 4,683 underwriter’s Warrants to purchase 4,683 Series A Convertible Preferred Shares remained outstanding as of December 31, 2024).

After December 31, 2024 through March 28, 2025 there were no further Warrants exercised to PXS common shares. The Company has also issued to the placement agent 107,143 non-tradeable warrants for the purchase of common shares, which can be exercised commencing one hundred eighty (180) days after the closing date (on August 23, 2021) and expire on the five-year anniversary of the closing date, or on February 24, 2026. The initial exercise price per common share was $8.75, or 125% of the offering price of the shares.

During the months of January through December 2022, 2023 and 2024 the Company declared and paid monthly cash dividends of $0.1615 per share for each outstanding Series A Convertible Preferred Share, which aggregated for the year ended to $871, $797 and $587, respectively.

On May 11, 2022, following the Company’s annual shareholder meeting the board of directors of the Company approved the implementation of a reverse-split of our common shares at the ratio of one share for four existing common shares, effective May 13, 2022 (the “Reverse Stock Split”). Following the Reverse Stock Split, our common shares continued trading on the Nasdaq Capital Markets under its existing symbol, “PXS”, with a new CUSIP number, 71726130. The payment for fractional share interests in connection with the Reverse Stock Split reduced the outstanding common shares to 10,613,424 post-Reverse Stock Split. The Reverse Stock Split was undertaken with the objective of meeting the minimum $1.00 per share requirement for maintaining the listing of the common shares on the Nasdaq Capital Markets. Furthermore, following the Reverse Stock Split, (a) the Conversion Price, as defined in the certification of designation of the Company’s 7.75% Series A Cumulative Convertible Preferred Shares (NASDAQ Cap Mkts: PXSAP), was adjusted from $1.40 to $5.60 and (b) the Exercise Price, as defined in the Company’s warrants to purchase common shares (NASDAQ Cap Mkts: PXSAW), was adjusted from $1.40 to $5.60. All the share and per share information for all periods presented has been adjusted to reflect the one for four Reverse Stock Split.

The Company in order to regain compliance with NASDAQ minimum bid price, and effective May 13, 2022, effected a four-for-one Reverse Stock Split on its issued and outstanding common stock. All share and per share amounts disclosed in the accompanying financial statements give effect to this Reverse Stock Split retroactively, for all periods presented.

On May 11, 2023, our Board authorized a common stock re-purchase program of up to $2.0 million for a period of six months through open market transactions. In November, 2023 our Board of Directors authorized a six-month extension of the Repurchase Program through May, 2024. In May 2024, our Board of Directors authorized an increase of $1.0 million in incremental repurchase authority under the Repurchase Program, and also extended the program through May 16, 2025. During the year ended December 31, 2023, we repurchased 331,591 common shares at an average price of $3.68 per share, excluding brokerage commissions, utilizing $1.2 million under the authorized $3.0 million re-purchase program. During the year ended December 31, 2024, we repurchased 331,558 common shares at an average price of $4.39 per share, excluding brokerage commissions, utilizing $1.5 million under the authorized $3.0 million re-purchase program.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2023 and 2024

(Expressed in thousands of U.S. dollars, except for share and per share data)

9. Equity Capital Structure and Equity Incentive Plan: - Continued:

In October, 2015, our Board approved, and the Company adopted the Pyxis Tankers Inc. 2015 EIP for common shares (the “Plan” or “EIP”). The maximum aggregate number of shares of common stock that may be delivered pursuant to awards granted under the Plan during the ten-year term of the Plan will be 15% of the then-issued and outstanding number of shares of our common stock under the EIP, the Company’s employees, officers, directors and service providers are entitled to receive options to acquire the Company’s common stock. The EIP is administered by the nominating and corporate governance committee of our Board or such other committee of the Board as may be designated by the Board. Under the terms of the EIP, the Company’s Board is able to grant, (a) non-qualified stock options, (b) stock appreciation rights, (c) restricted stock, (d) restricted stock units, (e) unrestricted stock grants, (f) other equity-based or equity-related awards and (g) dividend equivalents. No award may be granted under the EIP after the tenth anniversary of the date the EIP was adopted by our Board.

On May 11, 2023 our Nominating & Corporate Governance Committee signed the resolution to grant the issuance of a total of 55,000 restricted common shares to certain employees, board members and Company affiliates under the active EIP. The restricted shares have vesting periods up to November 2024. The fair value of the restricted shares based on the closing price on the grant date was $201.

In November 2024, our Board of Directors approved the issuance of a total of 72,500 restricted common shares under the existing EIP to certain employees, board members and Company affiliates. The restricted shares have a vesting period of 12 months ending November 2025. The fair value of the restricted shares based on the closing price on the grant date was $301.

A non–cash charge of $171 and $63 was recognized ratably from the grant date over the vesting period as compensation cost in General and administrative expenses of the accompanying Consolidated Statement of Comprehensive Income for the year ended December 31, 2023 and 2024, respectively. As of December 31, 2023 and 2024, the total unrecognized cost relating to restricted share awards was $30 and $254 with weighted-average period for the non-vested awards of nine and eleven months, respectively.

Restricted stock during the year ended December 31, 2024 is analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2023	20,000	$3.68
Granted	72,500	4.15
Vested	(20,000)	3.68
Forfeited or expired	—	—
Outstanding at December 31, 2024	72,500	$4.15

The fair value of the restricted shares has been determined with reference to the closing price of the Company’s stock on the date the agreements were signed. The aggregate compensation cost is being recognized ratably in the consolidated statement of comprehensive income over the respective vesting periods.